Note 5 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2016	2015
Numerator:
Net loss available in basic and diluted calculation	$(6,526,014)	$(4,790,530)
Other comprehensive income:
Unrealized gain (loss) from marketable securities	1,501	-
Comprehensive (loss)	(6,524,513)	(4,790,530)
Denominator:
Weighted average common shares outstanding-basic	2,823,345	155,233

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-basic	2,823,345	155,233

Loss per common share-basic and diluted	$(2.31)	$(30.86)